Employee 401(k) Plan	12 Months Ended
Dec. 31, 2025
Employee 401(k) Plan [Abstract]
EMPLOYEE 401(k) PLAN

17 - EMPLOYEE 401(k) PLAN

The Company sponsors a 401(k) plan (the “Plan”) to provide retirement benefits for its employees.

As allowed under Section 401(k) of the Internal Revenue Code, the Plan provides for tax-deferred salary contributions and after-tax contributions for eligible employees. The Plan provides for tax-deferred salary contributions and after-tax contributions for eligible employees. Employee contributions are limited to a maximum annual amount as set periodically by the Internal Revenue Code. The Company matches pretax and Roth employee contributions up to 4% of eligible earnings that are contributed by employees. All matching contributions vest immediately. The Company’s matching contributions to the Plan for the years ended December 31, 2025 and 2024, totaled approximately $109,714 and $ $161,067, respectively. A total of approximately $270,781 is reflected in accrued expenses in the consolidated balance sheet for matching contributions accrued but not yet paid.